UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Managers Investment Group LLC

Address:   800 Connecticut Avenue
           Norwalk, CT 06854


Form 13F File Number: 28-11395


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Spellman
Title:  SVP, Chief Compliance Officer
Phone:  203.299.3582

Signature,  Place,  and  Date  of  Signing:

/s/ Patrick Spellman               Norwalk, Connecticut               1/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11612         Cadence Capital Management, LLC
---------------  ---------------------------------------------------------------
28-05835         Chicago Equity Partners, LLC
---------------  ---------------------------------------------------------------
28-00878         Essex Investment Management Company, LLC
---------------  ---------------------------------------------------------------
28-06902         Federated MDTA
---------------  ---------------------------------------------------------------
28-05582         First Quadrant, L.P.
---------------  ---------------------------------------------------------------
28-01185         Frontier Capital Management Co., LLC
---------------  ---------------------------------------------------------------
28-04145         Gannett Welsh & Kotler, LLC
---------------  ---------------------------------------------------------------
28-00694         J.P. Morgan Investment Management Inc.
---------------  ---------------------------------------------------------------
28-00398         Loomis Sayles & Co., LP
---------------  ---------------------------------------------------------------
28-00413         Lord, Abbett & Co. LLC
---------------  ---------------------------------------------------------------
28-06277         Next Century Growth Investors, LLC
---------------  ---------------------------------------------------------------
28-10952         Pacific Investment Management Company LLC
---------------  ---------------------------------------------------------------
28-11311         Ranger Investment Management L.P.
---------------  ---------------------------------------------------------------
28-10228         RBC Global Asset Management (U.S.) Inc.
---------------  ---------------------------------------------------------------
28-04884         The Renaissance Group LLC
---------------  ---------------------------------------------------------------
28-04021         Skyline Asset Management, L.P.
---------------  ---------------------------------------------------------------
28-03459         Smith Asset Management Group L.P.
---------------  ---------------------------------------------------------------
28-05015         Systematic Financial Management, LLP
---------------  ---------------------------------------------------------------
28-11092         TimesSquare Capital Management, LLC
---------------  ---------------------------------------------------------------
28-10163         Trilogy Global Advisors, LP
---------------  ---------------------------------------------------------------
28-05577         Urdang Investment Management, Inc.
---------------  ---------------------------------------------------------------
28-05670         WEDGE Capital Management L.L.P.
---------------  ---------------------------------------------------------------
28-03760         Yacktman Asset Management LP
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               0

Form 13F Information Table Value Total:  $            0
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-04975              Affiliated Managers Group, Inc.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----


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